Schedule of reconciliation between taxes on income / losses (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit/ (loss) before tax		€ (5,072)	€ (15,254)	€ (30,857)
Tax using Company’s domestic tax rate at 12.5%		€ 634	€ 1,907	€ 3,857
Applicable tax rate		12.50%	12.50%	12.50%
Non-deductible expenses / non-taxable income		€ 211	€ (764)	€ (967)
Current-year losses for which no deferred tax asset is recognized		(508)	(805)	(4,647)
Impacts of different foreign tax rates		(64)	156	1,916
Tax expense of acquired subsidiary (QIND)	[1]	(146)	(25)
Release of deferred tax liabilities (QIND PPA)	[1]	238
Impairment of goodwill - not deductible		(132)
Consolidation adjustments and deconsolidated entities not subject to Group tax		(141)
Total tax		92	470	€ 159
Current tax expense		100	€ 30
Purchase price allocation intangibles		240
Al Shola Gas [member]
IfrsStatementLineItems [Line Items]
Current tax expense		150
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Current tax expense		€ 25

[1]	The income tax credit for the year ended 31 December 2025 of €0.1 million comprises the release of the deferred tax liability recognised on the QIND purchase price allocation intangibles (€0.24 million), less the current tax expense of Al Shola Gas (€0.15 million). No tax arises in Ireland or Spain, as current-year losses are not recognised as deferred tax assets. The income tax charge for the year ended 31 December 2024 of €25k comprises the tax expense of QIND.